UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727
                                   --------

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

1141 Custis Street, Alexandria, Virginia 22308
-----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 1141 Custis Street, Alexandria, Virginia 22308
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/03 -- 06/30/04
                          --------------------

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of
Dominion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of The Shepherd Large Cap Growth Fund portfolio of Dominion Funds, Inc., including the schedule of investments in securities, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended June 30, 2001 were audited by other auditors whose report dated August 10, 2001, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Shepherd Large Cap Growth Fund portfolio of Dominion Funds, Inc. as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             BRAD A. KINDER, CPA


Flower Mound, Texas
August 5, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

ASSETS

Investments in securities, at value
   (identified cost $2,694,134)                                    $  2,646,352
Cash and cash equivalents                                             4,193,541
Receivables
     Dividends and interest                                               2,375
     Securities sold                                                     51,394
     Capital shares sold                                                 16,745
                                                                   ------------

TOTAL ASSETS                                                          6,910,407
                                                                   ------------

LIABILITIES

Payables
     Securities purchased                                             1,911,206
     Investment advisory fee                                              4,010
     Administration fee                                                   4,933
                                                                   ------------

TOTAL LIABILITIES                                                     1,920,149
                                                                   ------------

NET ASSETS                                                         $  4,990,258
                                                                   ============

ANALYSIS OF NET ASSETS:
     Net capital paid in on shares of capital stock                $ 12,645,073
     Undistributed investment loss                                   (2,451,318)
     Undistributed net realized losses                               (5,155,715)
     Net unrealized depreciation                                        (47,782)
                                                                   ------------

                                                                   $  4,990,258
                                                                   ============

Capital shares outstanding                                            1,418,815

Net asset value and offering price per share
     Net asset value per share                                     $       3.52
                                                                   ============

     Offering price per share                                      $       3.70
                                                                   ============

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2004

                                                      Shares      Value
                                                     --------   --------
COMMON STOCKS 52.2%
BASIC MATERIALS 3.0%
Mining 3.0%
     Northern Dynasty Minerals (a)                     37,500   $149,250
                                                                --------
CONSUMER CYCLICAL 3.4%
Retail - Apparel 3.4%
     Kellwood Company                                   3,925    169,705
                                                                --------
ENERGY 3.7%
Oilfield Equipment 3.7%
     National-Oilwell, Inc. (a)                         6,000    187,710
                                                                --------
FINANCIAL 12.1%
Financial Services 0.6%
     Waterside Capital  Corporation (a)                 5,300     29,150
                                                                --------
Savings & Loan 7.3%
     IndyMac Bancorp, Inc.                              5,350    167,999
     Sovereign Bancorp, Inc.                            8,900    195,005
                                                                --------
                                                                 363,004
                                                                --------
Securities Brokers 4.2%
     Empire Financial Holding Company (a)             200,000    210,000
                                                                --------
                                                                 602,154
                                                                --------
HEALTH CARE 15.3%
Advanced Technology - Medical Devices 4.0%
     Boston Scientific Corporation (a)                  4,630    197,994
                                                                --------
Biotechnology 3.9%
     IVAX Corporation (a)                               8,250    198,416
                                                                --------
Health Care Providers 3.4%
     Cardinal Health, Inc.                              2,450    169,758
                                                                --------
Medical Supplies 4.0%
     Caremark Rx, Inc. (a)                              6,000    197,640
                                                                --------

                                                                 763,808
                                                                --------

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2004

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                         SHARES      VALUE
                                                      ----------   ----------

COMMON STOCKS (Continued)
INDUSTRIAL 4.1%
Electrical Components 4.1%
     Solectron Corporation (a)                            31,000   $  202,585
                                                                   ----------
TECHNOLOGY 7.3%
Communications Technology 3.4%
     Sina Corporation (a)                                  5,000      168,806
                                                                   ----------
Semiconductors 3.9%
     Atmel Corporation (a)                                33,250      197,078
                                                                   ----------

                                                                      365,884
                                                                   ----------
UTILITIES 3.3%
Electric 3.3%
     Constellation Energy Group, Inc.                      4,350      165,256
                                                                   ----------

TOTAL COMMON STOCKS (cost $2,654,134)                               2,606,352
                                                                   ----------

CORPORATE BONDS 0.8%
     Dominican SMME Corp, 8.25%, due 12/1/2020
        (cost $40,000)                                    40,000       40,000
                                                                   ----------

TOTAL INVESTMENTS IN SECURITIES 53.%
     (cost $2,694,134)                                             $2,646,352
                                                                   ==========

Notes:
     (a) Presently non-income producing.
     (b) Percentages are of net assets.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2004

Investment income
        Dividends                                                     $  33,921
        Interest                                                         10,658
                                                                      ---------

Total investment income                                                  44,579
                                                                      ---------

Expenses
        Investment advisory fee                                          50,372
        Administration fee                                               62,966
                                                                      ---------

Total expenses                                                          113,338
                                                                      ---------

NET INVESTMENT LOSS                                                     (68,759)
                                                                      ---------
REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS

Net realized gain on investments in securities                          804,433
Net change in unrealized depreciation
   of investments in securities                                        (416,302)
                                                                      ---------

NET GAIN ON INVESTMENTS                                                 388,131
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 319,372
                                                                      =========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                       YEARS ENDED JUNE 30, 2004 AND 2003

                                                    2004           2003
                                                -----------    -----------
CHANGE IN NET ASSETS FROM OPERATIONS

Net investment loss                             $   (68,759)   $   (42,917)
Net realized gain (loss) on investments
   in securities                                    804,433       (879,557)
Net change in unrealized depreciation on
   investments in securities                       (416,302)       845,960
                                                -----------    -----------

Net increase (decrease) in net assets
   resulting from operations                        319,372        (76,514)

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net realized gains on investments in
   securities                                            --             --

CAPITAL SHARE TRANSACTIONS- NET                     932,038        200,529
                                                -----------    -----------

Total increase in net assets                      1,251,410        124,015

NET ASSETS

Beginning of year                                 3,738,848      3,614,833
                                                -----------    -----------

End of year (including undistributed
   investment loss of $2,451,318
   and $2,382,559, respectively)                $ 4,990,258    $ 3,738,848
                                                ===========    ===========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Nature of Business:

         The Shepherd Large Cap Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

         Significant Accounting Policies:

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Valuation of Securities

         Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Bonds are valued at the last quoted bid price obtained from independent pricing services.

         Security Transactions and Investment Income

         Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Cash

         Cash is held in a credit interest account at First Southwest Company, bearing interest at a variable rate. At June 30, 2004, the interest rate was .25%.

         Income Taxes

         The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

         Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2004, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         Distributions to Shareholders

         Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 - DISTRIBUTION TO SHAREHOLDERS

         There were no distributions to shareholders for the year ended June 30, 2004.

         At June 30, 2004, the Fund had undistributed net realized losses of $5,155,715.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3 - CAPITAL SHARE TRANSACTIONS

         As of June 30, 2004, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 2004, capital paid-in aggregated $12,645,073.

         Transactions in shares of capital stock for the years ended June 30, 2004 and June 30, 2003 are as follows:



                                                       SHARES                                 AMOUNT
                                        -----------------------------------       ---------------------------------
                                             2004                  2003               2004                2003
                                        -------------         -------------       -------------      --------------
               Shares sold                    855,615               241,399       $   3,059,355      $      716,852
               Shares issued in
                  reinvestment of
                  dividends                        --                    --                  --                  --
                                        -------------         -------------       -------------      --------------

               855,615                        241,399             3,059,355             716,852

               Shares redeemed                565,421               169,775           2,127,317             516,323
                                        -------------         -------------       -------------      --------------

               Net increase                   290,194                71,624       $     932,038      $      200,529
                                        =============         =============       ==============     ==============


NOTE 4 - SECURITIES TRANSACTIONS

         Cost of purchases and sales of securities (excluding short-term obligations) aggregated $7,026,181 and $8,726,248 respectively, for the year ended June 30, 2004. As of June 30, 2004, the aggregate unrealized appreciation and depreciation of securities was as follows:

               Unrealized appreciation                         $     31,168
               Unrealized depreciation                              (78,950)
                                                               ------------
               Net unrealized depreciation                     $    (47,782)
                                                               ============

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations, and supervises the purchase and sale of securities on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         The Fund has an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, the Administrator is responsible for the administration and overall management of the Fund. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. For such services, the Administrator receives an annual administration fee equal to 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         Certain directors and officers of the Company are also directors and officers of the Advisor and Administrator.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED JUNE 30,
                                            ------------------------------------------------------------------
                                               2004          2003          2002          2001          2000
                                            ----------    ----------    ----------    ----------    ----------
PER SHARE DATA (1):

Net asset value, beginning of year          $     3.31    $     3.42    $     5.59    $    25.47    $    19.15
                                            ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:

Net investment loss                               (.05)         (.04)         (.08)         (.24)         (.48)

Net realized and unrealized gain
   (loss) on investments in securities            0.26         (0.07)        (2.09)        (9.93)        12.62
                                            ----------    ----------    ----------    ----------    ----------

Total income (loss) from investment
   operations                                     0.21         (0.11)        (2.17)       (10.17)        12.14
                                            ----------    ----------    ----------    ----------    ----------

Less distributions:

Distributions from net realized gains               --            --            --         (9.71)        (5.82)
                                            ----------    ----------    ----------    ----------    ----------

Net asset value, end of year                $     3.52    $     3.31    $     3.42    $     5.59    $    25.47
                                            ==========    ==========    ==========    ==========    ==========

Total return                                      6.34%        -3.22%       -38.82%       -53.85%        69.10%
                                            ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
   thousands)                               $    4,990    $    3,739    $    3,615    $    6,994    $   17,903

Ratio of expenses to average
  net assets                                      2.25%         2.25%         2.25%         2.25%         2.24%

Ratio of net investment loss to
   average net assets                             1.37%         1.33%         1.94%         2.03%         2.02%

Portfolio turnover rate                         258.84%       235.79%        99.77%        19.96%       120.65%

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Sales load is not reflected in total return.


See notes to financial statements.

                              [LOGO] SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

INTERESTED DIRECTORS
                                               TERM OF                                                                OTHER
                             POSITION        OFFICE AND                                                           DIRECTORSHIPS
           NAME,             HELD WITH        LENGTH OF                   PRINCIPAL OCCUPATION(S)                    HELD BY
      ADDRESS AND AGE          FUND          TIME SERVED                    DURING PAST 5 YEARS                      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Paul Dietrich              Chairman,      Indefinite term;   President  and  Managing  Director  of Eton Court         None
1613 Duke Street           President,     Director since     Asset Management,  Ltd. ("Eton Court") (parent of
Alexandria, VA 22314       Director       2001; Chairman     Nye, Parnell & Emerson Capital Management,  Inc.,
Age: 55                                   since 2002;        the Fund's  investment  adviser) and President of
                                          President since    Foundation    Management,    Inc.,   the   Fund's
                                          2003               administrator  (1999  -  present);   Chairman  of
                                                             Peress   Investment   Advisors,   Ltd.  (1999  to
                                                             present).

NON-INTERESTED DIRECTORS
                                               TERM OF                                                                OTHER
                             POSITION        OFFICE AND                                                           DIRECTORSHIPS
           NAME,             HELD WITH        LENGTH OF                  PRINCIPAL OCCUPATION(S)                     HELD BY
      ADDRESS AND AGE          FUND          TIME SERVED                   DURING PAST 5 YEARS                      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Douglas W. Powell          Director       Indefinite term;   Registered  representative of New Investor World         None
4101 McEwen                               Director since     Incorporated  (2000  -  present);   COO/CFO  NIW
Suite 110                                 1999               Holdings,  Inc.  (2002 - Present);  CEO Rushmore
Dallas, TX 75244                                             Investment   Management   Corp.   (2001  -2002);
Age: 64                                                      Chairman   and  Chief   Executive   Officer   of
                                                             Northstar Financial Group (1995 - 2001).

                              [LOGO] SHEPHERD FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2004

             INVESTMENT ADVISOR                            TRANSFER AGENT                              DISTRIBUTOR
 Nye, Parnell & Emerson Capital Management,             Fund Services, Inc.                  Cullum & Burks Securities, Inc.
                    Inc.                            1500 Forest Ave., Suite 111                13355 Noel Road, Suite 1300,
              1613 Duke Street                           Richmond, VA 23229                         One Galleria Tower
            Alexandria, VA 22314                           (800) 628 4077                            Dallas, TX 75240
               (800) 416 2053                                                                         (972) 755 0270

               ADMINISTRATOR                            INDEPENDENT AUDITORS                          LEGAL COUNSEL

        Foundation Management, Inc.                     Brad A. Kinder, CPA                  Frederick C. Summers, III, P.C.
             1141 Custis Street                          400 Parker Square                           Attorney at Law
            Alexandria, VA 22308                            Suite 250-K                       8235 Douglas Ave., Suite 1111
               (800) 416 2053                          Flower Mound, TX 75028                        Dallas, TX 75225

                  OFFICERS                                   DIRECTORS                                  CUSTODIAN

               Paul Dietrich                               Paul Dietrich                         First Southwest Company
            Chairman, President                                                                  1700 Pacific, Suite 500
                                                         Douglas W. Powell                           Dallas, TX 75201

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. Such code of ethics is attached hereto as an exhibit. No waivers from a provision of the Code were granted during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant does not have an audit committee financial expert. The registrant does not have an audit committee financial expert because the small size of the registrant limits the ability of the registrant's Administrator to engage an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services by the principal accountant for the audit of the registrant's annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were as follows:

              YEAR ENDED JUNE 30,
       -------------------------------
         2003                   2004
       --------               --------
       $  6,000               $  6,000

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under "Audit Fees" above were as follows:

              YEAR ENDED JUNE 30,
       -------------------------------
         2003                   2004
       --------               --------
       $    -0-               $    -0-

The nature of the services comprising the fees disclosed under this category were as follows:

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

              YEAR ENDED JUNE 30,
       -------------------------------
          2003                   2004
       --------               --------
       $  2,000               $  2,000

The nature of the services comprising the fees disclosed under this category were as follows:

________________________________________________________________________________

Preparation of Federal income tax return for registrant.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in the above categories were as follows:

              Year ended June 30,
       -------------------------------
         2002                   2003
       --------               --------
       $    -0-               $    -0-

The nature of the services comprising the fees disclosed under this category were as follows:

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. -Not applicable-

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

             Year ended June 30,
       -------------------------------
         2003                   2004
       --------               --------
       $  2,000               $  2,000

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The registrant does not have an audit committee.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 as of September 8, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 11. EXHIBITS.

(a) Code of Ethics is attached hereto as EX-99.CODE ETH.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
  ----------------------------
  Paul Dietrich, President

  Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
  ----------------------------
  Paul Dietrich
  Principal executive and
  principal financial officer

  Date: September 8, 2004